Components of Other Payables and Accruals (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Motel 168 CNY	Dec. 31, 2010 Motel 168 CNY
Accounts Payable and Accrued Liabilities [Line Items]
Accrued expenses for utilities, rental expenses and others		81,367,000	43,657,000
Accruals for professional service fees		22,702,000	9,178,000
Accrued agency fees		5,481,000	3,819,000
Accruals for customer reward program		5,211,000	17,406,000
Others		39,737,000	22,780,000
Other unpaid and accruals-subtotal	24,547,000	154,498,000	96,840,000
Payables on construction cost of leasehold improvement		524,792,000	338,753,000
Payables on the unpaid consideration related to the acquisition of Motel 168				143,728,000	0
Payables due to the then shareholders of Motel 168 incurred before acquisition				75,611,000	0
Deposit from franchised-and-managed hotels, current		34,135,000	25,180,000
Payables on repair and maintenance cost		30,051,000	12,537,000
Payables to employees for exercised options		11,713,000	30,596,000
Others		27,060,000	12,052,000
Other payables-subtotal	134,589,000	847,090,000	419,118,000
Total		1,001,588,000	515,958,000